Revenue from Contracts with Customers (Details) - Schedule of Revenues Disaggregated - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues Disaggregated [Abstract]
Advertising	$ 60,026,091	$ 31,139,398
Other services and cloud	20,937,360	8,244,886
Total revenues	$ 80,963,451	$ 39,384,284